UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for 3 of its series, Wells Fargo Advantage Precious Metals Fund, Wells Fargo Advantage Specialized Technology Fund, and Wells Fargo Advantage Utility and Telecommunications Fund. Each series had a March 31 fiscal year end.

Date of reporting period: September 30, 2013

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Advantage Precious Metals Fund

Semi-Annual Report

September 30, 2013

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $236 billion in assets under management, as of September 30, 2013.

Equity funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Index Fund	Small Cap Value Fund
Capital Growth Fund	International Equity Fund	Small Company Growth Fund
Common Stock Fund	International Value Fund	Small Company Value Fund
Disciplined U.S. Core Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Discovery Fund†	Intrinsic Value Fund	Special Mid Cap Value Fund
Diversified Equity Fund	Intrinsic World Equity Fund	Special Small Cap Value Fund
Diversified International Fund	Large Cap Core Fund	Specialized Technology Fund
Emerging Growth Fund	Large Cap Growth Fund	Traditional Small Cap Growth Fund
Emerging Markets Equity Fund	Large Company Value Fund	Utility and Telecommunications Fund
Emerging Markets Equity Income Fund	Omega Growth Fund
Endeavor Select Fund†	Opportunity Fund†
Enterprise Fund†	Precious Metals Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Precious Metals Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks, including the Fed and the European Central Bank (ECB), continued to inject liquidity into the banks and the markets through various quantitative easing policies.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Precious Metals Fund for the six-month period that ended September 30, 2013. Much of the period was marked by monetary easing by global central banks. Toward the end of the period, investor concerns that the U.S. Federal Reserve (Fed) would end its bond-buying program initially led to higher interest rates, resulting in losses for bonds, precious metals, and income-oriented stocks. These fears dissipated in late September 2013 but were soon followed by concerns about a shutdown of the U.S. government. Nonetheless, increased confidence that the U.S. economy was staging a fragile recovery resulted in double-digit returns for domestic stock market indexes for the six-month reporting period.

The U.S. economy reported relatively solid news despite uncertainties about the federal budget.

For most of the period, U.S. economic data remained moderately positive. Reported gross domestic product (GDP) growth came in at a 1.1% annualized rate in the first quarter of 2013 and a 2.5% annualized rate in the second quarter. The most significant negative effect was the ongoing fight in Washington, D.C., over the federal budget and debt limit. The Budget Control Act of 2011, which was passed to resolve a previous fight over the federal debt ceiling, mandated budget sequestration that took effect on March 1, 2013. This created an overhang on economic growth during the period. On midnight of September 30, 2013, the federal government shut down with the exception of certain crucial functions, an action that had the potential to increase investor uncertainty and thus market volatility.

Central banks continued to provide stimulus.

Major central banks, including the Fed and the European Central Bank (ECB), continued to inject liquidity into the banks and the markets through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rates effectively near zero in order to support the economy and the financial system. The FOMC continued to make open-ended purchases of $40 billion per month in mortgage-backed securities to support the housing market and also continued to purchase $45 billion per month in long-term U.S. Treasuries. However, indications in May 2013 that the FOMC might reduce (or taper) its bond-buying program caused a rise in interest rates and a subsequent sell-off in both stocks and bonds. After its September 2013 meeting, however, the FOMC surprisingly signaled that tapering would be delayed, resulting in a stock and bond market rally in late September.

European markets continued to benefit from the ECB’s prior announcement that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. As a result, when the tiny eurozone nation of Cyprus was forced to implement capital controls and impose losses on uninsured bank depositors in March 2013, global stock markets remained resilient despite short-term volatility. Moreover, in May 2013, the ECB cut its key rate to a historic low of 0.5%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default. Given the substantial ties between the U.S. and Europe, the improved sentiment about the eurozone helped provide a tailwind for U.S. markets.

Letter to shareholders (unaudited)	Wells Fargo Advantage Precious Metals Fund	3

An improved U.S. economy and global monetary easing led to strong stock markets and record-low interest rates.

The relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for much of the reporting period. In contrast to the broader market, the price of gold declined for the period, putting pressure on gold-mining stocks. The price of gold initially declined on weaker-than-expected economic data from China and then sold off sharply in June after the Fed’s taper talk. Gold purchases from India and China were not enough to offset sales from exchange-traded funds (ETFs). Gold and related stocks began to recover during the third quarter on continued Asian buying and stabilization of ETF outflows. In addition, tensions in the Middle East (Syria) caused gold to rise in its traditional role as a hedge against macroeconomic uncertainty. Gold prices reached a high in August before receding. The FTSE Gold Mines Index1 finished the period with a 33% decline that was well below the solidly positive returns for the broader equity market.

We employ a diverse array of investment strategies, even as many variables are at work in the market.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

In contrast to the broader market, the price of gold declined for the period, putting pressure on gold-mining stocks.

1.	FTSE Gold Mines Index is an unmanaged, open-ended index designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. You cannot invest directly in an index.

4	Wells Fargo Advantage Precious Metals Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael Bradshaw, CFA

Oleg Makhorine

Average annual total returns1 (%) as of September 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKWAX)	1-20-1998	(50.66)	(2.48)	6.92	(47.65)	(1.31)	7.55	1.18	1.09
Class B (EKWBX)*	1-30-1978	(50.55)	(2.37)	7.01	(48.04)	(2.05)	7.01	1.93	1.84
Class C (EKWCX)	1-29-1998	(49.04)	(2.05)	6.77	(48.04)	(2.05)	6.77	1.93	1.84
Administrator Class (EKWDX)	7-30-2010	–	–	–	(47.58)	(1.19)	7.69	1.02	0.95
Institutional Class (EKWYX)	2-29-2000	–	–	–	(47.48)	(1.00)	7.87	0.75	0.75
FTSE Gold Mines Index[4]	–	–	–	–	(52.27)	(6.59)	1.10	–	–
S&P 500 Index[5]	–	–	–	–	19.34	10.02	7.57	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. Funds that concentrate their investments in limited sectors, such as gold related investments may be susceptible to financial, economic, or market events affecting those sectors. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, non-diversification risk, smaller-company securities risk, and subsidiary risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Precious Metals Fund	5

Ten largest equity holdings[6] (%) as of September 30, 2013
Randgold Resources Limited ADR	9.88
Wells Fargo Special Investments (Cayman) SPC	6.65
Goldcorp Incorporated	6.13
Yamana Gold Incorporated	5.65
Eldorado Gold Corporation	5.10
Kinross Gold Corporation	4.33
Alamos Gold Incorporated	4.26
Agnico-Eagle Mines Limited	3.88
Newcrest Mining Limited	3.51
Goldcorp Incorporated-US Exchange Traded Shares	3.43

Country allocation[7] as of September 30, 2013

1.	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Precious Metals Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through July 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.09% for Class A, 1.84% for Class B, 1.84% for Class C, 0.95% for Administrator Class, and 0.79% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	FTSE Gold Mines Index is an unmanaged, open-ended index designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. You cannot invest directly in an index.

5.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

6.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

7.	Country allocation is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Precious Metals Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2013 to September 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2013	Ending account value 9-30-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$724.95	$4.71	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.52	1.09%
Class B
Actual	$1,000.00	$722.29	$7.94	1.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.84	$9.30	1.84%
Class C
Actual	$1,000.00	$722.31	$7.94	1.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.84	$9.30	1.84%
Administrator Class
Actual	$1,000.00	$725.58	$4.11	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%
Institutional Class
Actual	$1,000.00	$726.19	$3.38	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.16	$3.95	0.78%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2013 (unaudited)	Wells Fargo Advantage Precious Metals Fund	7

Security name	Shares	Value

Common Stocks: 89.52%

Australia: 5.98%
Gryphon Minerals Limited (Materials, Metals & Mining) †	3,913,874	$529,432
Newcrest Mining Limited (Materials, Metals & Mining)	1,758,440	19,193,254
Perseus Mining Limited (Materials, Metals & Mining) †	4,400,000	2,257,619
Regis Resources Limited (Materials, Metals & Mining) †	2,400,000	9,000,621
Sally Malay Mining Limited (Materials, Metals & Mining)	142,858	36,650
Troy Resources NL-Canadian Exchange Traded Shares-Legend Shares (Materials, Metals & Mining) †(i)	95,833	133,974
Troy Resources NL-Canadian Exchange Traded Shares (Materials, Metals & Mining) †	500,000	698,995
Troy Resources NL-Canadian Exchange Traded Shares (Materials, Metals & Mining)144A †(a)	575,000	822,250

		32,672,795

Canada: 63.41%
Agnico-Eagle Mines Limited (Materials, Metals & Mining)	800,164	21,180,341
Agnico-Eagle Mines Limited-Legend Shares (Materials, Metals & Mining) †	35,000	926,450
Alamos Gold Incorporated (Materials, Metals & Mining)	1,497,600	23,262,560
Atacama Pac Gold Corporation (Materials, Metals & Mining) †	400,000	504,830
Aureus Mining Incorporated (Materials, Metals & Mining) †	2,900,000	1,637,316
AuRico Gold Incorporated (Materials, Metals & Mining)	1,000,000	3,815,349
B2Gold Corporation (Materials, Metals & Mining) †	2,140,000	5,339,352
Barrick Gold Corporation (Materials, Metals & Mining)	794,083	14,785,825
Centerra Gold Incorporated (Materials, Metals & Mining)	1,000,000	4,679,385
Centerra Gold Incorporated (Materials, Metals & Mining)144A †	350,000	1,637,785
Continental Gold Limited (Materials, Metals & Mining) †	900,000	3,259,065
Detour Gold Corporation (Materials, Metals & Mining) †	756,057	6,407,823
Detour Gold Corporation (Materials, Metals & Mining)144A †	525,000	4,449,541
Detour Gold Corporation-Legend Shares (Materials, Metals & Mining) †	90,000	762,779
Eldorado Gold Corporation (Materials, Metals & Mining)	4,131,044	27,873,167
Entree Gold Incorporated (Materials, Metals & Mining) †	225,000	65,531
Entree Gold Incorporated-Legend Shares (Materials, Metals & Mining) †(i)	1,275,000	371,341
Exeter Resource Corporation (Materials, Metals & Mining) †	200,000	163,099
Exeter Resource Corporation-Legend Shares (Materials, Metals & Mining) †	585,000	477,064
First Quantum Minerals Limited (Materials, Metals & Mining)	46,500	865,851
First Quantum Minerals Limited-Legend Shares (Materials, Metals & Mining) †	116,000	2,159,973
Franco-Nevada Corporation (Materials, Metals & Mining)144A †	142,500	6,464,759
Franco-Nevada Corporation (Materials, Metals & Mining)	260,000	11,795,350
Goldcorp Incorporated (Materials, Metals & Mining)	1,287,254	33,491,973
Goldcorp Incorporated-U.S. Exchange Traded Shares (Materials, Metals & Mining)	721,694	18,771,261
IAMGOLD Corporation (Materials, Metals & Mining)	2,089,044	9,978,250
Kinross Gold Corporation (Materials, Metals & Mining)	4,700,553	23,684,161
Mag Silver Corporation (Materials, Metals & Mining) †(i)	400,000	2,361,050
Mag Silver Corporation-Legend Shares (Materials, Metals & Mining) †(i)	100,000	590,263
Nautilus Minerals Incorporated-Legend Shares (Materials, Metals & Mining) †(i)	254,934	86,624
New Gold Incorporated (Materials, Metals & Mining) †	1,700,000	10,133,489
Osisko Mining Corporation (Materials, Metals & Mining) †	3,097,001	15,664,652
Osisko Mining Corporation-Legend Shares (Materials, Metals & Mining) †	1,500,000	7,587,010
Platinum Group Metals Limited (Materials, Metals & Mining) †	3,350,000	3,382,360
Platinum Group Metals Limited-Legend Shares (Materials, Metals & Mining) †	800,000	807,728
Pretium Resources Incorporated (Materials, Metals & Mining) †	125,000	862,822
Rio Alto Mining Limited (Materials, Metals & Mining) †	750,000	1,499,927
Semafo Incorporated (Materials, Metals & Mining)	1,460,400	3,516,132

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Precious Metals Fund	Portfolio of investments—September 30, 2013 (unaudited)

Security name		Shares	Value

Canada (continued)
Silver Wheaton Corporation-U.S. Exchange Traded Shares (Materials, Metals & Mining)		500,000	$12,385,000
Silver Wheaton Corporation (Materials, Metals & Mining)		12,950	320,843
Tahoe Resources Incorporated (Materials, Metals & Mining) †		450,000	8,099,607
Tahoe Resources Incorporated-Legend Shares (Materials, Metals & Mining) †		280,000	5,039,755
Timmins Gold Corporation (Materials, Metals & Mining) †		441,278	745,424
Torex Gold Resources Incorporated (Materials, Metals & Mining) †		500,000	645,600
Torex Gold Resources Incorporated (Materials, Metals & Mining) 144A †(i)		1,850,000	2,388,719
Torex Gold Resources Incorporated-Legend Shares (Materials, Metals & Mining) †(i)		2,662,500	3,437,819
Yamana Gold Incorporated (Materials, Metals & Mining)		2,972,040	30,901,945
Yamana Gold Incorporated-U.S. Exchange Traded Shares (Materials, Metals & Mining)		700,537	7,285,585

			346,552,535

Peru: 0.48%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)		224,644	2,630,581

South Africa: 1.26%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)		220,591	2,929,448
Impala Platinum Holdings Limited (Materials, Metals & Mining)		319,346	3,939,881

			6,869,329

United Kingdom: 13.53%
Fresnillo plc (Materials, Metals & Mining)		1,100,000	17,327,097
Hochschild Mining plc (Materials, Metals & Mining)		899,251	2,637,907
Randgold Resources Limited ADR (Materials, Metals & Mining)		755,000	54,005,150

			73,970,154

United States: 4.86%
Newmont Mining Corporation (Materials, Metals & Mining)		330,455	9,285,786
Royal Gold Incorporated (Materials, Metals & Mining)		354,436	17,246,856

			26,532,642

Total Common Stocks (Cost $443,723,564)			489,228,036

Investment Companies: 0.60%
Gold Bullion Securities Limited †		25,748	3,297,804

Total Investment Companies (Cost $1,172,800)			3,297,804

Other: 6.65%
Wells Fargo Special Investments (Cayman) SPC †(l)		15,058	36,331,228

Total Other (Cost $24,152,899)			36,331,228

	Expiration date

Warrants: 0.00%

Canada: 0.00%
Agnico-Eagle Mines Limited-Legend Shares (Materials, Metals & Mining) †	12-2-2013	17,500	2,800
Aureus Mining Incorporated-Legend Shares (Materials, Metals & Mining) †(a)(i)	5-16-2014	725,000	1

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2013 (unaudited)	Wells Fargo Advantage Precious Metals Fund	9

Security name		Expiration date	Shares	Value

Canada (continued)
Kinross Gold Corporation (Materials, Metals & Mining) †		9-17-2014	207,130	$12,065
Kinross Gold Corporation-Legend Shares (Materials, Metals & Mining) †		9-17-2014	49,500	2,883
Torex Gold Resorces Incorporated (Materials, Metals & Mining)144A †(a)		10-23-2013	462,500	2,311

Total Warrants (Cost $1,359,984)				20,060

	Yield

Short-Term Investments: 3.40%

Investment Companies: 3.40%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%		18,553,362	18,553,362

Total Short-Term Investments (Cost $18,553,362)				18,553,362

Total investments in securities (Cost $488,962,609) *	100.17%	547,430,490
Other assets and liabilities, net	(0.17)	(908,807)

Total net assets	100.00%	$546,521,683

†	Non-income-earning security

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $535,734,368 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$177,813,944
Gross unrealized depreciation	(166,117,822)

Net unrealized appreciation	$11,696,122

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Precious Metals Fund	Statement of assets and liabilities—September 30, 2013 (unaudited)

Assets
Investments
In unaffiliated securities, at value (see cost below)	$492,545,900
In affiliated securities, at value (see cost below)	54,884,590

Total investments, at value (see cost below)	547,430,490
Foreign currency, at value (see cost below)	436,640
Receivable for investments sold	958,598
Receivable for Fund shares sold	691,645
Receivable for dividends	217,127
Prepaid expenses and other assets	57,831

Total assets	549,792,331

Liabilities
Payable for investments purchased	1,455,316
Payable for Fund shares redeemed	1,093,709
Advisory fee payable	232,843
Distribution fees payable	83,821
Due to other related parties	134,894
Accrued expenses and other liabilities	270,065

Total liabilities	3,270,648

Total net assets	$546,521,683

NET ASSETS CONSIST OF
Paid-in capital	$597,516,996
Accumulated net investment loss	(13,324,996)
Accumulated net realized losses on investments	(96,138,380)
Net unrealized gains on investments	58,468,063

Total net assets	$546,521,683

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$333,390,746
Shares outstanding – Class A	8,580,695
Net asset value per share – Class A	$38.85
Maximum offering price per share – Class A2	$41.22
Net assets – Class B	$11,273,216
Shares outstanding – Class B	315,677
Net asset value per share – Class B	$35.71
Net assets – Class C	$116,217,212
Shares outstanding – Class C	3,299,703
Net asset value per share – Class C	$35.22
Net assets – Administrator Class	$40,635,012
Shares outstanding – Administrator Class	1,041,844
Net asset value per share – Administrator Class	$39.00
Net assets – Institutional Class	$45,005,497
Shares outstanding – Institutional Class	1,150,391
Net asset value per share – Institutional Class	$39.12

Investments in unaffiliated securities, at cost	$446,256,348

Investments in affiliated securities, at cost	$42,706,261

Total investments, at cost	$488,962,609

Foreign currency, at cost	$436,558

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended September 30, 2013 (unaudited)	Wells Fargo Advantage Precious Metals Fund	11

Investment income
Dividends*	$3,840,037
Income from affiliated securities	8,956
Interest	248

Total investment income	3,849,241

Expenses
Advisory fee	1,765,630
Administration fees
Fund level	149,149
Class A	468,723
Class B	17,872
Class C	173,274
Administrator Class	21,182
Institutional Class	18,656
Shareholder servicing fees
Class A	450,695
Class B	16,974
Class C	166,610
Administrator Class	50,492
Distribution fees
Class B	51,554
Class C	499,827
Custody and accounting fees	38,330
Professional fees	25,488
Registration fees	35,355
Shareholder report expenses	66,650
Trustees’ fees and expenses	5,400
Other fees and expenses	17,117

Total expenses	4,038,978
Less: Fee waivers and/or expense reimbursements	(337,557)

Net expenses	3,701,421

Net investment income	147,820

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(51,151,407)
Affiliated securities	245,366

Net realized losses on investments	(50,906,041)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(163,826,640)
Affiliated securities	(7,703,423)

Net change in unrealized gains (losses) on investments	(171,530,063)

Net realized and unrealized gains (losses) on investments	(222,436,104)

Net decrease in net assets resulting from operations	$(222,288,284)

* Net of foreign dividend withholding taxes in the amount of	$431,933

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Precious Metals Fund	Statement of changes in net assets

	Six months ended September 30, 2013 (unaudited)		Year ended March 31, 2013

Operations
Net investment income (loss)		$147,820		$(1,997,058)
Net realized gains (losses) on investments		(50,906,041)		10,939,850
Net change in unrealized gains (losses) on investments		(171,530,063)		(242,052,565)

Net decrease in net assets resulting from operations		(222,288,284)		(233,109,773)

Distributions to shareholders from
Net realized gains
Class A		0		(20,976,124)
Class B		0		(1,031,347)
Class C		0		(9,085,901)
Administrator Class		0		(1,920,708)
Institutional Class		0		(2,356,776)

Total distributions to shareholders		0		(35,370,856)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,238,278	50,442,482	2,257,424	144,428,980
Class B	2,201	81,427	7,670	467,719
Class C	236,667	9,012,671	391,142	23,464,336
Administrator Class	421,688	17,510,512	682,430	44,177,147
Institutional Class	368,498	15,079,848	491,438	31,917,407

		92,126,940		244,455,589

Reinvestment of distributions
Class A	0	0	282,267	18,262,664
Class B	0	0	14,040	839,997
Class C	0	0	113,346	6,688,558
Administrator Class	0	0	14,386	933,391
Institutional Class	0	0	32,413	2,106,197

		0		28,830,807

Payment for shares redeemed
Class A	(1,967,321)	(82,288,285)	(3,183,845)	(204,373,606)
Class B	(102,599)	(3,932,410)	(201,515)	(11,922,982)
Class C	(870,256)	(32,499,272)	(1,064,418)	(62,019,571)
Administrator Class	(368,455)	(15,175,654)	(467,926)	(29,628,436)
Institutional Class	(319,767)	(13,138,127)	(541,692)	(34,820,841)

		(147,033,748)		(342,765,436)

Net decrease in net assets resulting from capital share transactions		(54,906,808)		(69,479,040)

Total decrease in net assets		(277,195,092)		(337,959,669)

Net assets
Beginning of period		823,716,775		1,161,676,444

End of period		$546,521,683		$823,716,775

Accumulated net investment loss		$(13,324,996)		$(13,472,816)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Precious Metals Fund	13

(For a share outstanding throughout each period)

	Six months ended September 30, 2013 (unaudited)	Year ended March 31			Year ended October 31
CLASS A		2013	2012	2011[1]	2010[2]	2009[2]	2008[2]
Net asset value, beginning of period	$53.59	$70.30	$85.64	$93.43	$64.40	$33.15	$76.98
Net investment income (loss)	0.04 [3]	(0.01)[3]	(0.19)[3]	(0.21)[3]	(0.35)[3]	(0.33)[3]	(0.14)[3]
Net realized and unrealized gains (losses) on investments	(14.78)	(14.47)	(13.39)	3.24	29.38	33.23	(38.79)

Total from investment operations	(14.74)	(14.48)	(13.58)	3.03	29.03	32.90	(38.93)
Distributions to shareholders from
Net investment income	0.00	0.00	(1.27)	(4.06)	0.00	0.00	0.00
Net realized gains	0.00	(2.23)	(0.49)	(6.76)	0.00	(1.65)	(4.90)

Total distributions to shareholders	0.00	(2.23)	(1.76)	(10.82)	0.00	(1.65)	(4.90)
Net asset value, end of period	$38.85	$53.59	$70.30	$85.64	$93.43	$64.40	$33.15
Total return[4]	(27.51)%	(21.14)%	(15.95)%	3.14%	45.10%	103.24%	(53.66)%
Ratios to average net assets (annualized)
Gross expenses	1.22%	1.18%	1.14%	1.15%	1.09%	1.08%	1.07%
Net expenses	1.09%	1.09%	1.09%	1.09%	1.05%	1.08%	1.05%
Net investment income (loss)	0.20%	(0.02)%	(0.24)%	(0.57)%	(0.45)%	(0.62)%	(0.21)%
Supplemental data
Portfolio turnover rate	8%	6%	4%	5%	14%	14%	19%
Net assets, end of period (000s omitted)	$333,391	$498,874	$699,773	$873,142	$954,220	$594,910	$275,695

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Precious Metals Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Precious Metals Fund.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Precious Metals Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2013 (unaudited)	Year ended March 31			Year ended October 31
CLASS B		2013	2012	2011[1]	2010[2]	2009[2]	2008[2]
Net asset value, beginning of period	$49.44	$65.53	$79.20	$86.53	$60.10	$31.25	$73.39
Net investment loss	(0.10)[3]	(0.47)[3]	(0.77)[3]	(0.44)[3]	(0.86)[3]	(0.68)[3]	(0.60)[3]
Net realized and unrealized gains (losses) on investments	(13.63)	(13.39)	(12.29)	3.01	27.29	31.18	(36.64)

Total from investment operations	(13.73)	(13.86)	(13.06)	2.57	26.43	30.50	(37.24)
Distributions to shareholders from
Net investment income	0.00	0.00	(0.12)	(3.14)	0.00	0.00	0.00
Net realized gains	0.00	(2.23)	(0.49)	(6.76)	0.00	(1.65)	(4.90)

Total distributions to shareholders	0.00	(2.23)	(0.61)	(9.90)	0.00	(1.65)	(4.90)
Net asset value, end of period	$35.71	$49.44	$65.53	$79.20	$86.53	$60.10	$31.25
Total return[4]	(27.77)%	(21.74)%	(16.58)%	2.82%	44.00%	101.77%	(54.00)%
Ratios to average net assets (annualized)
Gross expenses	1.96%	1.93%	1.89%	1.90%	1.83%	1.83%	1.80%
Net expenses	1.84%	1.84%	1.84%	1.84%	1.80%	1.83%	1.80%
Net investment loss	(0.54)%	(0.78)%	(1.01)%	(1.32)%	(1.19)%	(1.37)%	(0.97)%
Supplemental data
Portfolio turnover rate	8%	6%	4%	5%	14%	14%	19%
Net assets, end of period (000s omitted)	$11,273	$20,570	$39,046	$71,761	$82,984	$69,553	$40,766

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Precious Metals Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Precious Metals Fund.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Precious Metals Fund	15

(For a share outstanding throughout each period)

	Six months ended September 30, 2013 (unaudited)	Year ended March 31			Year ended October 31
CLASS C		2013	2012	2011[1]	2010[2]	2009[2]	2008[2]
Net asset value, beginning of period	$48.76	$64.66	$78.43	$85.86	$59.63	$31.02	$72.90
Net investment loss	(0.10)[3]	(0.46)[3]	(0.75)[3]	(0.43)[3]	(0.86)[3]	(0.68)[3]	(0.60)[3]
Net realized and unrealized gains (losses) on investments	(13.44)	(13.21)	(12.18)	2.98	27.09	30.94	(36.38)

Total from investment operations	(13.54)	(13.67)	(12.93)	2.55	26.23	30.26	(36.98)
Distributions to shareholders from
Net investment income	0.00	0.00	(0.35)	(3.22)	0.00	0.00	0.00
Net realized gains	0.00	(2.23)	(0.49)	(6.76)	0.00	(1.65)	(4.90)

Total distributions to shareholders	0.00	(2.23)	(0.84)	(9.98)	0.00	(1.65)	(4.90)
Net asset value, end of period	$35.22	$48.76	$64.66	$78.43	$85.86	$59.63	$31.02
Total return[4]	(27.77)%	(21.74)%	(16.58)%	2.82%	44.01%	101.75%	(54.01)%
Ratios to average net assets (annualized)
Gross expenses	1.96%	1.93%	1.89%	1.90%	1.84%	1.83%	1.80%
Net expenses	1.84%	1.84%	1.84%	1.84%	1.80%	1.83%	1.80%
Net investment loss	(0.54)%	(0.77)%	(0.99)%	(1.31)%	(1.19)%	(1.37)%	(0.97)%
Supplemental data
Portfolio turnover rate	8%	6%	4%	5%	14%	14%	19%
Net assets, end of period (000s omitted)	$116,217	$191,782	$290,513	$398,047	$396,590	$273,636	$129,074

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Precious Metals Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Precious Metals Fund.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Precious Metals Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2013 (unaudited)	Year ended March 31			Year ended October 31, 2010[2]
ADMINISTRATOR CLASS		2013	2012	2011[1]
Net asset value, beginning of period	$53.75	$70.42	$85.70	$93.65	$77.73
Net investment income (loss)	0.07 [3]	0.08 [3]	(0.06)[3]	(0.11)[3]	(0.12)[3]
Net realized and unrealized gains (losses) on investments	(14.82)	(14.52)	(13.41)	3.22	16.04

Total from investment operations	(14.75)	(14.44)	(13.47)	3.11	15.92
Distributions to shareholders from
Net investment income	0.00	0.00	(1.32)	(4.30)	0.00
Net realized gains	0.00	(2.23)	(0.49)	(6.76)	0.00

Total distributions to shareholders	0.00	(2.23)	(1.81)	(11.06)	0.00
Net asset value, end of period	$39.00	$53.75	$70.42	$85.70	$93.65
Total return[4]	(27.44)%	(21.05)%	(15.81)%	3.20%	20.48%
Ratios to average net assets (annualized)
Gross expenses	1.04%	1.01%	0.94%	0.91%	1.06%
Net expenses	0.95%	0.95%	0.92%	0.91%	0.95%
Net investment income (loss)	0.33%	0.13%	(0.08)%	(0.30)%	(0.54)%
Supplemental data
Portfolio turnover rate	8%	6%	4%	5%	14%
Net assets, end of period (000s omitted)	$40,635	$53,142	$53,497	$94,103	$127

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	For the period from July 30, 2010 (commencement of class operations) to October 31, 2010

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Precious Metals Fund	17

(For a share outstanding throughout each period)

	Six months ended September 30, 2013 (unaudited)	Year ended March 31			Year ended October 31
INSTITUTIONAL CLASS		2013	2012	2011[1]	2010[2]	2009[2]	2008[2]
Net asset value, beginning of period	$53.87	$70.43	$85.84	$93.68	$64.41	$33.07	$76.63
Net investment income (loss)	0.10 [3]	0.19	0.12	(0.06)[3]	(0.14)[3]	(0.20)[3]	0.03 [3]
Net realized and unrealized gains (losses) on investments	(14.85)	(14.52)	(13.45)	3.26	29.41	33.19	(38.69)

Total from investment operations	(14.75)	(14.33)	(13.33)	3.20	29.27	32.99	(38.66)
Distributions to shareholders from
Net investment income	0.00	0.00	(1.59)	(4.28)	0.00	0.00	0.00
Net realized gains	0.00	(2.23)	(0.49)	(6.76)	0.00	(1.65)	(4.90)

Total distributions to shareholders	0.00	(2.23)	(2.08)	(11.04)	0.00	(1.65)	(4.90)
Net asset value, end of period	$39.12	$53.87	$70.43	$85.84	$93.68	$64.41	$33.07
Total return[4]	(27.38)%	(20.89)%	(15.64)%	3.32%	45.47%	103.78%	(53.54)%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.75%	0.71%	0.72%	0.78%	0.82%	0.82%
Net expenses	0.78%	0.75%	0.71%	0.69%	0.78%	0.82%	0.82%
Net investment income (loss)	0.50%	0.32%	0.14%	(0.15)%	(0.18)%	(0.37)%	0.04%
Supplemental data
Portfolio turnover rate	8%	6%	4%	5%	14%	14%	19%
Net assets, end of period (000s omitted)	$45,005	$59,349	$78,846	$96,798	$84,087	$42,511	$15,213

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Precious Metals Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Precious Metals Fund.

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Precious Metals Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Precious Metals Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On September 30, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Notes to financial statements (unaudited)	Wells Fargo Advantage Precious Metals Fund	19

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of March 31, 2013, the Fund had a qualified late-year ordinary loss of $13,453,742 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

20	Wells Fargo Advantage Precious Metals Fund	Notes to financial statements (unaudited)
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$488,405,786	$822,250	$0	$489,228,036
Investment companies	3,297,804	0	0	3,297,804
Other	0	36,331,228	0	36,331,228
Warrants	0	20,060	0	20,060
Short-term investments
Investment companies	18,553,362	0	0	18,553,362
	$510,256,952	$37,173,538	$0	$547,430,490

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended September 30, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.60% and declining to 0.45% as the average daily net assets of the Fund increase. For the six months ended September 30, 2013, the advisory fee was equivalent to an annual rate of 0.59% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.40% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class

Notes to financial statements (unaudited)	Wells Fargo Advantage Precious Metals Fund	21

specific expenses. Funds Management has committed through July 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.09% for Class A shares, 1.84% for Class B shares, 1.84% for Class C shares, 0.95% for Administrator Class shares, and 0.79% for Institutional Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended September 30, 2013, Wells Fargo Funds Distributor, LLC received $30,166 from the sale of Class A shares and $1,327 and $1,746 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2013 were $46,808,958 and $86,465,060, respectively.

6. INVESTMENT IN AFFILIATE

The Fund invests in Wells Fargo Special Investments (Cayman) SPC, a wholly owned subsidiary of the Fund, which invests solely in gold bullions. Investments in commodities are valued on each business day as of the close of the New York Stock Exchange (normally 4 p.m. Eastern Time). As of September 30, 2013, Wells Fargo Special Investments (Cayman) SPC held $36,244,799 in gold bullion which represents 99.76% of its net assets. The Fund is the sole shareholder of the affiliated subsidiary. An affiliated company is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. A summary of transactions with the affiliate for the six months ended September 30, 2013 was as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Amount of equity in net profit and loss
Wells Fargo Special Investments (Cayman) SPC	15,236	0	178	15,058	$36,331,228	$12,178,329

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended September 30, 2013, the Fund paid $835 in commitment fees.

For the six months ended September 30, 2013, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in precious metals companies and, therefore, may be more affected by changes in the precious metals sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22	Wells Fargo Advantage Precious Metals Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Precious Metals Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 131 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

24	Wells Fargo Advantage Precious Metals Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013. Vice President and Assistant General Counsel of Wells Fargo Bank, N.A. since 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Precious Metals Fund	25

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

219799 11-13 SA316/SAR316 09-13

Wells Fargo Advantage

Specialized Technology Fund

Semi-Annual Report

September 30, 2013

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The views expressed and any forward-looking statements are as of September 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $236 billion in assets under management, as of September 30, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Specialized Technology Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks, including the Fed and the European Central Bank (ECB), continued to inject liquidity into the banks and the market through various quantitative easing policies.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Specialized Technology Fund for the six-month period that ended September 30, 2013. Much of the period was marked by monetary easing by global central banks. Toward the end of the period, investor concerns that the U.S. Federal Reserve (Fed) would end its bond-buying program initially led to higher interest rates, resulting in losses for bonds and income-oriented stocks. These fears dissipated in late September 2013 but were soon followed by concerns about a shutdown of the U.S. government. Nonetheless, increased confidence that the U.S. economy was staging a fragile recovery resulted in double-digit returns for domestic stock market indexes for the six-month reporting period.

The U.S. economy reported relatively solid news despite uncertainties about the federal budget.

For most of the period, U.S. economic data remained moderately positive. Reported gross domestic product growth came in at a 1.1% annualized rate in the first quarter of 2013 and a 2.5% annualized rate in the second quarter. The most significant negative effect was the ongoing fight in Washington, D.C., over the federal budget and debt limit. The Budget Control Act of 2011, which was passed to resolve a previous fight over the federal debt ceiling, mandated budget sequestration that took effect on March 1, 2013. This created an overhang on economic growth during the period. On midnight of September 30, 2013, the federal government shut down with the exception of certain crucial functions, an action that had the potential to increase investor uncertainty and thus market volatility.

Central banks continued to provide stimulus.

Major central banks, including the Fed and the European Central Bank (ECB), continued to inject liquidity into the banks and the market through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rates effectively near zero in order to support the economy and the financial system. The FOMC continued to make open-ended purchases of $40 billion per month in mortgage-backed securities to support the housing market and also continued to purchase $45 billion per month in long-term U.S. Treasuries. However, indications in May 2013 that the FOMC might reduce (or taper) its bond-buying program caused a rise in interest rates and a subsequent sell-off in both stocks and bonds. After its September 2013 meeting, however, the FOMC surprisingly signaled that tapering would be delayed, resulting in a stock and bond market rally in late September.

European markets continued to benefit from the ECB’s prior announcement that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. As a result, when the tiny eurozone nation of Cyprus was forced to implement capital controls and impose losses on uninsured bank depositors in March 2013, global stock markets remained resilient despite short-term volatility. Moreover, in May 2013, the ECB cut its key rate to a historic low of 0.5%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default. Given the substantial ties between the U.S. and Europe, the improved sentiment about the eurozone helped provide a tailwind for U.S. markets.

Letter to shareholders (unaudited)	Wells Fargo Advantage Specialized Technology Fund	3

An improved U.S. economy and global monetary easing led to strong stock markets and record-low interest rates.

The relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for much of the reporting period. As investors became more convinced that the U.S. economic recovery was taking hold, they began to favor stocks with greater exposure to economic growth. Economically sensitive stocks generally outperformed the broader market, and information technology (IT) stocks were no exception. Many IT companies are benefiting from long-term trends such as the growth of cloud computing, a shift toward software-as-a-service, and greater use of data analytics. The S&P North American Technology Index1 ended the period with a 10.6% gain, compared with an 8.3% gain for the S&P 500 Index2.

We employ a diverse array of investment strategies, even as many variables are at work in the market.

The full effect of the ongoing European credit crisis remains unknown. An elevated unemployment rate continues to pressure consumers and businesses alike. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps manage risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Economically sensitive stocks generally outperformed the broader market, and information technology (IT) stocks were no exception.

1.	The S&P North American Technology Index is a modified capitalization-weighted index of selected technology stocks. You cannot invest directly in an index.

2.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

Notice to shareholders

At its November 18-20, 2013 meeting, the Board of Trustees unanimously approved a change to the Fund’s principal investment strategies. Currently, the Fund invests primarily in technology companies with average market capitalizations of $500 million or more. Effective February 1, 2014, the Fund will invest primarily in technology companies of any market capitalization.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Specialized Technology Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Allianz Global Investors U.S. LLC1

Portfolio managers

Huachen Chen, CFA

Walter C. Price, Jr., CFA

Average annual total returns2 (%) as of September 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (WFSTX)	9-18-2000	20.40	14.05	10.16	27.74	15.42	10.82	1.62	1.56
Class B (WFTBX)*	9-18-2000	21.89	14.34	10.22	26.89	14.57	10.22	2.37	2.31
Class C (WFTCX)	9-18-2000	25.79	14.57	9.97	26.79	14.57	9.97	2.37	2.31
Administrator Class (WFTDX)	7-30-2010	–	–	–	27.98	15.57	10.89	1.46	1.41
Investor Class (WFTZX)	4-8-2005	–	–	–	27.61	15.34	10.69	1.68	1.59
S&P North American Technology Index[5]	–	–	–	–	16.87	13.08	8.00	–	–
S&P 500 Index[6]	–	–	–	–	19.34	10.02	7.57	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Funds that concentrate their investments in limited sectors, such as technology, may be susceptible to financial, economic, or market events affecting those sectors. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to convertible securities risk, foreign investment risk, non-diversification risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Specialized Technology Fund	5

Ten largest equity holdings[7] (%) as of September 30, 2013
Tesla Motors Incorporated	6.22
Google Incorporated Class A	5.14
Facebook Incorporated Class A	5.07
Cisco Systems Incorporated	4.64
Amazon.com Incorporated	4.20
Western Digital Corporation	2.91
Salesforce.com Incorporated	2.91
Visa Incorporated Class A	2.84
Alcatel-Lucent SA ADR	2.69
Micron Technology Incorporated	2.64

Industry distribution[8] as of September 30, 2013

1.	Effective April 1, 2013, RCM Capital Management, LLC (“RCM”) merged with its affiliate Allianz Global Investors U.S. LLC (“Allianz”). Allianz succeeded RCM as subadviser to the Fund at the completion of the merger.

2.	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns would be higher. Historical performance shown for Investor Class shares prior to their inception reflects the performance of Class A shares and has been adjusted to reflect the higher expenses applicable to Investor Class shares. Effective June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of Investor Class. Historical performance shown for Investor Class shares through June 19, 2008, includes Class Z expenses.

3.	Reflects the expense ratios as stated in the most recent prospectuses.

4.	The Adviser has committed through July 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.55% for Class A, 2.30% for Class B, 2.30% for Class C, 1.40% for Administrator Class, and 1.58% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

5.	The S&P North American Technology Index is a modified capitalization-weighted index of selected technology stocks. You cannot invest directly in an index.

6.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

7.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

8.	Industry distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Specialized Technology Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2013 to September 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2013	Ending account value 9-30-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,249.08	$8.91	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.15	$7.99	1.58%
Class B
Actual	$1,000.00	$1,242.88	$13.10	2.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.39	$11.76	2.33%
Class C
Actual	$1,000.00	$1,243.54	$13.10	2.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.39	$11.76	2.33%
Administrator Class
Actual	$1,000.00	$1,250.00	$7.90	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	$7.08	1.40%
Investor Class
Actual	$1,000.00	$1,247.52	$9.18	1.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.90	$8.24	1.63%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2013 (unaudited)	Wells Fargo Advantage Specialized Technology Fund	7

Security name	Shares	Value

Common Stocks: 95.75%

Consumer Discretionary: 16.50%

Automobiles: 6.27%
Tesla Motors Incorporated †	89,070	$17,227,919
Toyota Motor Corporation ADR «	929	118,940

		17,346,859

Internet & Catalog Retail: 10.23%
Amazon.com Incorporated †	37,160	11,617,702
Groupon Incorporated †	387,930	4,348,695
Netflix Incorporated †	7,170	2,217,036
priceline.com Incorporated †	4,930	4,983,984
Rakuten Incorporated	204,800	3,094,033
Vipshop Holdings Limited ADR «†	36,390	2,066,952

		28,328,402

Industrials: 0.33%

Construction & Engineering: 0.33%
Quanta Services Incorporated †	32,950	906,455

Information Technology: 78.32%

Communications Equipment: 10.25%
Alcatel-Lucent SA ADR †	2,109,455	7,446,376
Aruba Networks Incorporated †	128,895	2,144,813
Ciena Corporation †	50,380	1,258,492
Cisco Systems Incorporated	548,105	12,836,619
F5 Networks Incorporated †	22,465	1,926,598
Palo Alto Networks Incorporated †	30,510	1,397,968
QUALCOMM Incorporated	20,175	1,358,988

		28,369,854

Computers & Peripherals: 7.98%
ASUSTeK Computer Incorporated GDR	19,839	790,485
Fusion-io Incorporated †	50,285	673,316
Lenovo Group Limited	474,000	495,641
NEC Corporation	21,000	48,497
SanDisk Corporation	116,890	6,956,124
Seagate Technology plc	115,825	5,066,186
Western Digital Corporation	127,190	8,063,846

		22,094,095

Electronic Equipment, Instruments & Components: 2.29%
Hirose Electric Company Limited	14,700	2,252,220
Keyence Corporation	4,700	1,781,118
Murata Manufacturing Company Limited	12,300	937,250
OMRON Corporation	37,800	1,363,253

		6,333,841

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Specialized Technology Fund	Portfolio of investments—September 30, 2013 (unaudited)

Security name	Shares	Value

Internet Software & Services: 27.17%
Akamai Technologies Incorporated †	87,195	$4,507,982
Angie’s List Incorporated «†	91,440	2,057,400
Bazaarvoice Incorporated «†	14,090	127,937
eBay Incorporated †	6,675	372,398
Facebook Incorporated Class A †	279,120	14,022,989
Google Incorporated Class A †	16,225	14,211,640
LinkedIn Corporation Class A †	5,160	1,269,670
NetEase Incorporated ADR	68,065	4,942,200
Pandora Media Incorporated «†	144,935	3,642,217
Phoenix New Media Limited ADR «†	30,515	343,294
Qihoo 360 Technology Company Limited ADR «†	68,410	5,691,712
Renren Incorporated ADR «†	911	3,070
SINA Corporation †	52,670	4,275,224
Trulia Incorporated †	79,245	3,726,892
Web.com Group Incorporated †	17,023	550,524
Yahoo! Incorporated †	73,050	2,422,338
Yahoo! Japan Corporation	358,500	2,031,482
Yandex NV Class A †	106,200	3,867,804
Yelp Incorporated †	107,555	7,117,990

		75,184,763

IT Services: 6.17%
Automatic Data Processing Incorporated	4,210	304,720
Computer Sciences Corporation	24,500	1,267,630
Fiserv Incorporated †	14,725	1,487,961
MasterCard Incorporated Class A	5,620	3,781,024
Visa Incorporated Class A	41,060	7,846,566
Western Union Company	128,535	2,398,463

		17,086,364

Semiconductors & Semiconductor Equipment: 14.52%
Analog Devices Incorporated	31,315	1,473,371
Applied Materials Incorporated	264,305	4,635,910
ASML Holding NV	25,450	2,513,442
Avago Technologies Limited	75,635	3,261,381
Freescale Semiconductor Limited «†	147,500	2,455,875
Lam Research Corporation †	78,880	4,037,867
Marvell Technology Group Limited	277,080	3,186,420
Micron Technology Incorporated †	418,485	7,310,933
Samsung Electronics Company Limited	85	108,121
SunPower Corporation «†	63,820	1,669,531
Taiwan Semiconductor Manufacturing Company Limited ADR	53,975	915,416
Texas Instruments Incorporated	71,705	2,887,560
Xilinx Incorporated	121,915	5,712,937

		40,168,764

Software: 9.94%
Activision Blizzard Incorporated	76,305	1,272,004
Adobe Systems Incorporated †	50,190	2,606,869

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2013 (unaudited)	Wells Fargo Advantage Specialized Technology Fund	9

Security name		Shares	Value

Software (continued)
Aspen Technology Incorporated †		126,585	$4,373,512
FireEye Incorporated †		1,017	42,236
Gigamon Incorporated †		30,246	1,168,705
Intuit Incorporated		21,685	1,437,932
Microsoft Corporation		129,935	4,328,135
Salesforce.com Incorporated †		155,135	8,053,058
Symantec Corporation		46,631	1,154,117
Workday Incorporated Class A †		37,940	3,070,484

			27,507,052

Materials: 0.60%

Chemicals: 0.60%
Monsanto Company		5,385	562,032
Nitto Denko Corporation		16,900	1,098,642

			1,660,674

Total Common Stocks (Cost $184,707,090)			264,987,123

Investment Companies: 0.31%
WisdomTree Japan Hedged Equity Fund		17,840	855,071

Total Investment Companies (Cost $851,865)			855,071

	Yield
Short-Term Investments: 9.27%

Investment Companies: 9.27%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%	11,307,758	11,307,758
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.12	14,355,375	14,355,375

Total Short-Term Investments (Cost $25,663,133)			25,663,133

Total investments in securities
(Cost $211,222,088) *	105.33%	291,505,327
Other assets and liabilities, net	(5.33)	(14,751,333)

Total net assets	100.00%	$276,753,994

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $213,362,952 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$81,823,308
Gross unrealized depreciation	(3,680,933)

Net unrealized appreciation	$78,142,375

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Specialized Technology Fund	Statement of assets and liabilities—September 30, 2013 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$265,842,194
In affiliated securities, at value (see cost below)	25,663,133

Total investments, at value (see cost below)	291,505,327
Foreign currency, at value (see cost below)	7
Receivable for Fund shares sold	167,957
Receivable for dividends	92,395
Receivable for securities lending income	8,781
Prepaid expenses and other assets	34,375

Total assets	291,808,842

Liabilities
Payable for Fund shares redeemed	351,026
Payable upon receipt of securities loaned	14,355,375
Advisory fee payable	196,419
Distribution fees payable	5,132
Due to other related parties	69,737
Accrued expenses and other liabilities	77,159

Total liabilities	15,054,848

Total net assets	$276,753,994

NET ASSETS CONSIST OF
Paid-in capital	$174,726,720
Accumulated net investment loss	(1,022,199)
Accumulated net realized gains on investments	22,766,004
Net unrealized gains on investments	80,283,469

Total net assets	$276,753,994

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$145,453,673
Shares outstanding – Class A	14,293,219
Net asset value per share – Class A	$10.18
Maximum offering price per share – Class A2	$10.80
Net assets – Class B	$484,261
Shares outstanding – Class B	52,857
Net asset value per share – Class B	$9.16
Net assets – Class C	$8,067,137
Shares outstanding – Class C	882,743
Net asset value per share – Class C	$9.14
Net assets – Administrator Class	$26,786,706
Shares outstanding – Administrator Class	2,614,089
Net asset value per share – Administrator Class	$10.25
Net assets – Investor Class	$95,962,217
Shares outstanding – Investor Class	9,515,843
Net asset value per share – Investor Class	$10.08

Investments in unaffiliated securities (including securities on loan), at cost	$185,558,955

Investments in affiliated securities, at cost	$25,663,133

Total investments, at cost	$211,222,088

Securities on loan, at value	$14,017,254

Foreign currency, at cost	$7

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended September 30, 2013 (unaudited)	Wells Fargo Advantage Specialized Technology Fund	11

Investment income
Dividends*	$1,141,619
Securities lending income, net	78,830
Income from affiliated securities	5,207

Total investment income	1,225,656

Expenses
Advisory fee	1,144,930
Administration fees
Fund level	60,259
Class A	164,727
Class B	627
Class C	9,036
Administrator Class	11,040
Investor Class	135,699
Shareholder servicing fees
Class A	158,392
Class B	603
Class C	8,688
Administrator Class	27,600
Investor Class	105,498
Distribution fees
Class B	1,808
Class C	26,065
Custody and accounting fees	14,302
Professional fees	23,032
Registration fees	30,502
Shareholder report expenses	38,432
Trustees’ fees and expenses	6,774
Other fees and expenses	6,150

Total expenses	1,974,164
Less: Fee waivers and/or expense reimbursements	(38,960)

Net expenses	1,935,204

Net investment loss	(709,548)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	9,958,227
Net change in unrealized gains (losses) on investments	45,109,748

Net realized and unrealized gains (losses) on investments	55,067,975

Net increase in net assets resulting from operations	$54,358,427

* Net of foreign dividend withholding taxes in the amount of	$38,168

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Specialized Technology Fund	Statement of changes in net assets

	Six months ended September 30, 2013 (unaudited)		Year ended March 31, 2013

Operations
Net investment loss		$(709,548)		$(827,927)
Net realized gains on investments		9,958,227		15,233,190
Net change in unrealized gains (losses) on investments		45,109,748		(16,067,822)

Net increase (decrease) in net assets resulting from operations		54,358,427		(1,662,559)

Distributions to shareholders from
Net realized gains
Class A		0		(3,211,893)
Class B		0		(15,600)
Class C		0		(198,847)
Administrator Class		0		(479,125)
Investor Class		0		(2,177,976)

Total distributions to shareholders		0		(6,083,441)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,054,627	9,526,011	923,247	7,303,535
Class B	13,165	100,409	9,262	67,146
Class C	91,757	760,205	128,359	923,307
Administrator Class	917,394	8,149,676	1,627,188	12,575,982
Investor Class	529,194	4,798,300	764,533	6,003,174

		23,334,601		26,873,144

Reinvestment of distributions
Class A	0	0	407,375	3,100,125
Class B	0	0	2,130	14,676
Class C	0	0	23,791	163,683
Administrator Class	0	0	54,495	416,889
Investor Class	0	0	280,678	2,119,121

		0		5,814,494

Payment for shares redeemed
Class A	(881,567)	(7,881,001)	(4,383,094)	(34,397,141)
Class B	(24,489)	(193,483)	(58,106)	(425,187)
Class C	(101,948)	(797,226)	(199,175)	(1,433,290)
Administrator Class	(376,677)	(3,385,095)	(503,152)	(4,005,095)
Investor Class	(778,450)	(6,802,797)	(1,801,403)	(14,165,461)

		(19,059,602)		(54,426,174)

Net increase (decrease) in net assets resulting from capital share transactions		4,274,999		(21,738,536)

Total increase (decrease) in net assets		58,633,426		(29,484,536)

Net assets
Beginning of period		218,120,568		247,605,104

End of period		$276,753,994		$218,120,568

Accumulated net investment loss		$(1,022,199)		$(312,651)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Specialized Technology Fund	13

(For a share outstanding throughout each period)

	Six months ended September 30, 2013 (unaudited)	Year ended March 31			Year ended October 31
CLASS A		2013	2012	2011[1]	2010	2009	2008
Net asset value, beginning of period	$8.15	$8.40	$8.88	$7.74	$5.81	$4.52	$7.83
Net investment loss	(0.03)	(0.03)[2]	(0.07)	(0.04)	(0.08)	(0.04)[2]	(0.04)[2]
Net realized and unrealized gains (losses) on investments	2.06	(0.00)[3]	(0.05)	1.18	2.01	1.33	(3.27)

Total from investment operations	2.03	(0.03)	(0.12)	1.14	1.93	1.29	(3.31)
Distributions to shareholders from
Net realized gains	0.00	(0.22)	(0.36)	0.00	0.00	0.00	0.00
Net asset value, end of period	$10.18	$8.15	$8.40	$8.88	$7.74	$5.81	$4.52
Total return[4]	24.91%	(0.17)%	(0.74)%	14.60%	33.22%	28.54%	(42.27)%
Ratios to average net assets (annualized)
Gross expenses	1.61%	1.64%	1.70%	1.67%	1.73%	1.85%	1.81%
Net expenses	1.58%	1.63%	1.70%	1.67%	1.73%	1.75%	1.75%
Net investment loss	(0.56)%	(0.34)%	(0.92)%	(1.20)%	(1.23)%	(0.84)%	(0.62)%
Supplemental data
Portfolio turnover rate	57%	127%	169%	43%	164%	144%	191%
Net assets, end of period (000s omitted)	$145,454	$115,145	$144,308	$167,298	$147,945	$116,272	$100,523

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Specialized Technology Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2013 (unaudited)	Year ended March 31			Year ended October 31
CLASS B		2013	2012	2011[1]	2010	2009	2008
Net asset value, beginning of period	$7.37	$7.67	$8.20	$7.18	$5.42	$4.25	$7.42
Net investment loss	(0.05)[2]	(0.08)[2]	(0.13)[2]	(0.06)[2]	(0.12)[2]	(0.07)[2]	(0.08)[2]
Net realized and unrealized gains (losses) on investments	1.84	(0.00)[3]	(0.04)	1.08	1.88	1.24	(3.09)

Total from investment operations	1.79	(0.08)	(0.17)	1.02	1.76	1.17	(3.17)
Distributions to shareholders from
Net realized gains	0.00	(0.22)	(0.36)	0.00	0.00	0.00	0.00
Net asset value, end of period	$9.16	$7.37	$7.67	$8.20	$7.18	$5.42	$4.25
Total return[4]	24.29%	(0.84)%	(1.54)%	14.21%	32.47%	27.53%	(42.72)%
Ratios to average net assets (annualized)
Gross expenses	2.36%	2.39%	2.45%	2.42%	2.48%	2.60%	2.55%
Net expenses	2.33%	2.38%	2.45%	2.42%	2.48%	2.50%	2.50%
Net investment loss	(1.30)%	(1.09)%	(1.69)%	(1.95)%	(1.97)%	(1.54)%	(1.33)%
Supplemental data
Portfolio turnover rate	57%	127%	169%	43%	164%	144%	191%
Net assets, end of period (000s omitted)	$484	$473	$851	$1,629	$1,888	$2,310	$3,254

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Specialized Technology Fund	15

(For a share outstanding throughout each period)

	Six months ended September 30, 2013 (unaudited)	Year ended March 31			Year ended October 31
CLASS C		2013	2012	2011[1]	2010	2009	2008
Net asset value, beginning of period	$7.35	$7.65	$8.18	$7.16	$5.41	$4.24	$7.40
Net investment loss	(0.05)[2]	(0.08)[2]	(0.12)[2]	(0.06)[2]	(0.12)[2]	(0.07)[2]	(0.08)[2]
Net realized and unrealized gains (losses) on investments	1.84	(0.00)[3]	(0.05)	1.08	1.87	1.24	(3.08)

Total from investment operations	1.79	(0.08)	(0.17)	1.02	1.75	1.17	(3.16)
Distributions to shareholders from
Net realized gains	0.00	(0.22)	(0.36)	0.00	0.00	0.00	0.00
Net asset value, end of period	$9.14	$7.35	$7.65	$8.18	$7.16	$5.41	$4.24
Total return[4]	24.35%	(0.84)%	(1.55)%	14.25%	32.35%	27.59%	(42.70)%
Ratios to average net assets (annualized)
Gross expenses	2.36%	2.39%	2.45%	2.43%	2.48%	2.60%	2.54%
Net expenses	2.33%	2.38%	2.45%	2.43%	2.48%	2.50%	2.50%
Net investment loss	(1.31)%	(1.09)%	(1.66)%	(1.95)%	(1.98)%	(1.60)%	(1.38)%
Supplemental data
Portfolio turnover rate	57%	127%	169%	43%	164%	144%	191%
Net assets, end of period (000s omitted)	$8,067	$6,563	$7,194	$6,742	$5,566	$4,527	$3,626

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Specialized Technology Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2013 (unaudited)	Year ended March 31			Year ended October 31, 2010[2]
ADMINISTRATOR CLASS		2013	2012	2011[1]
Net asset value, beginning of period	$8.20	$8.43	$8.88	$7.74	$6.63
Net investment loss	(0.02)	(0.01)[3]	(0.06)	(0.04)[3]	(0.02)[3]
Net realized and unrealized gains (losses) on investments	2.07	(0.00)[4]	(0.03)	1.18	1.13

Total from investment operations	2.05	(0.01)	(0.09)	1.14	1.11
Distributions to shareholders from
Net realized gains	0.00	(0.22)	(0.36)	0.00	0.00
Net asset value, end of period	$10.25	$8.20	$8.43	$8.88	$7.74
Total return[5]	25.00%	0.07%	(0.51)%	14.73%	16.74%
Ratios to average net assets (annualized)
Gross expenses	1.45%	1.48%	1.53%	1.48%	1.58%
Net expenses	1.40%	1.42%	1.50%	1.48%	1.50%
Net investment loss	(0.42)%	(0.14)%	(0.64)%	(1.03)%	(0.97)%
Supplemental data
Portfolio turnover rate	57%	127%	169%	43%	164%
Net assets, end of period (000s omitted)	$26,787	$17,008	$7,546	$3,879	$108

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	For the period from July 30, 2010 (commencement of class operations) to October 31, 2010

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Specialized Technology Fund	17

(For a share outstanding throughout each period)

	Six months ended September 30, 2013 (unaudited)	Year ended March 31			Year ended October 31
INVESTOR CLASS		2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$8.08	$8.34	$8.81	$7.69	$5.78	$4.50	$7.79
Net investment loss	(0.03)	(0.03)	(0.08)	(0.05)	(0.09)[3]	(0.05)[3]	(0.05)[3]
Net realized and unrealized gains (losses) on investments	2.03	(0.01)	(0.03)	1.17	2.00	1.33	(3.24)

Total from investment operations	2.00	(0.04)	(0.11)	1.12	1.91	1.28	(3.29)
Distributions to shareholders from
Net realized gains	0.00	(0.22)	(0.36)	0.00	0.00	0.00	0.00
Net asset value, end of period	$10.08	$8.08	$8.34	$8.81	$7.69	$5.78	$4.50
Total return[4]	24.75%	(0.29)%	(0.74)%	14.56%	33.04%	28.44%	(42.23)%
Ratios to average net assets (annualized)
Gross expenses	1.67%	1.70%	1.77%	1.74%	1.82%	1.96%	1.96%
Net expenses	1.63%	1.69%	1.77%	1.74%	1.82%	1.86%	1.90%
Net investment loss	(0.61)%	(0.40)%	(0.98)%	(1.27)%	(1.32)%	(0.96)%	(0.77)%
Supplemental data
Portfolio turnover rate	57%	127%	169%	43%	164%	144%	191%
Net assets, end of period (000s omitted)	$95,962	$78,931	$87,706	$94,139	$81,544	$63,814	$49,567

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	On June 20, 2008, Class Z was renamed Investor Class.

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Specialized Technology Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Specialized Technology Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On September 30, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are generally fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Notes to financial statements (unaudited)	Wells Fargo Advantage Specialized Technology Fund	19

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

20	Wells Fargo Advantage Specialized Technology Fund	Notes to financial statements (unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of March 31, 2013, the Fund had a qualified late-year ordinary loss of $312,651 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Equity securities
Common stocks	$264,987,123	$0	$0	$264,987,123
Investment companies	855,071	0	0	855,071

Short-term investments
Investment companies	11,307,758	14,355,375	0	25,663,133
	$277,149,952	$14,355,375	$0	$291,505,327

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended September 30, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Notes to financial statements (unaudited)	Wells Fargo Advantage Specialized Technology Fund	21

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.95% and declining to 0.80% as the average daily net assets of the Fund increase. For the six months ended September 30, 2013, the advisory fee was equivalent to an annual rate of 0.95% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. On April 1, 2013, RCM Capital Management, LLC, the subadviser to the Fund, merged with its affiliate Allianz Global Investors U.S. LLC (“Allianz”) and Allianz succeeded RCM Capital Management, LLC as subadviser to the Fund. Allianz is entitled to receive a fee from Funds Management at an annual rate starting at 0.90% and declining to 0.55% as the average daily net assets of the Fund increase. Prior to May 1, 2013, Allianz received an annual fee which started at 1.00% and declined to 0.55% as the average daily net assets of the Fund increased.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.55% for Class A shares, 2.30% for Class B shares, 2.30% for Class C shares, 1.40% for Administrator Class shares, and 1.58% for Investor Class shares. Prior to August 1, 2013, the Fund’s expenses were capped at 1.60% for Class A shares, 2.35% for Class B shares, 2.35% for Class C shares, and 1.66% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended September 30, 2013, Wells Fargo Funds Distributor, LLC received $9,095 from the sale of Class A shares and $24 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2013 were $132,509,655 and $130,345,212, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended September 30, 2013, the Fund paid $181 in commitment fees.

22	Wells Fargo Advantage Specialized Technology Fund	Notes to financial statements (unaudited)

For the six months ended September 30, 2013, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in technology companies and, therefore, may be more affected by changes in the technology sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Specialized Technology Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Advantage Specialized Technology Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 131 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Specialized Technology Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013. Vice President and Assistant General Counsel of Wells Fargo Bank, N.A. since 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

26	Wells Fargo Advantage Specialized Technology Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

219800 11-13 SA317/SAR317 09-13

Wells Fargo Advantage

Utility and Telecommunications Fund

Semi-Annual Report

September 30, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $236 billion in assets under management, as of September 30, 2013.

Equity funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Index Fund	Small Cap Value Fund
Capital Growth Fund	International Equity Fund	Small Company Growth Fund
Common Stock Fund	International Value Fund	Small Company Value Fund
Disciplined U.S. Core Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Discovery Fund†	Intrinsic Value Fund	Special Mid Cap Value Fund
Diversified Equity Fund	Intrinsic World Equity Fund	Special Small Cap Value Fund
Diversified International Fund	Large Cap Core Fund	Specialized Technology Fund
Emerging Growth Fund	Large Cap Growth Fund	Traditional Small Cap Growth Fund
Emerging Markets Equity Fund	Large Company Value Fund	Utility and Telecommunications Fund
Emerging Markets Equity Income Fund	Omega Growth Fund
Endeavor Select Fund†	Opportunity Fund†
Enterprise Fund†	Precious Metals Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Utility and Telecommunications Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks, including the Fed and the European Central Bank (ECB), continued to inject liquidity into the banks and the markets through various quantitative easing policies.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Utility and Telecommunications Fund for the six-month period that ended September 30, 2013. Much of the period was marked by monetary easing by global central banks. Toward the end of the period, investor concerns that the U.S. Federal Reserve (Fed) would end its bond-buying program initially led to higher interest rates, resulting in losses for bonds and income-oriented stocks. These fears dissipated in late September 2013 but were soon followed by concerns about a shutdown of the U.S. government. Nonetheless, increased confidence that the U.S. economy was staging a fragile recovery resulted in double-digit returns for domestic stock market indexes for the six-month reporting period.

The U.S. economy reported relatively solid news despite uncertainties about the federal budget.

For most of the period, U.S. economic data remained moderately positive. Reported gross domestic product growth came in at a 1.1% annualized rate in the first quarter of 2013 and a 2.5% annualized rate in the second quarter. The most significant negative effect was the ongoing fight in Washington, D.C., over the federal budget and debt limit. The Budget Control Act of 2011, which was passed to resolve a previous fight over the federal debt ceiling, mandated budget sequestration that took effect on March 1, 2013. This created an overhang on economic growth during the period. On midnight of September 30, 2013, the federal government shut down with the exception of certain crucial functions, an action that had the potential to increase investor uncertainty and thus market volatility.

Central banks continued to provide stimulus.

Major central banks, including the Fed and the European Central Bank (ECB), continued to inject liquidity into the banks and the markets through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rates effectively near zero in order to support the economy and the financial system. The FOMC continued to make open-ended purchases of $40 billion per month in mortgage-backed securities to support the housing market and also continued to purchase $45 billion per month in long-term U.S. Treasuries. However, indications in May 2013 that the FOMC might reduce (or taper) its bond-buying program caused a rise in interest rates and a subsequent sell-off in both stocks and bonds. After its September 2013 meeting, however, the FOMC surprisingly signaled that tapering would be delayed, resulting in a stock and bond market rally in late September.

European markets continued to benefit from the ECB’s prior announcement that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. As a result, when the tiny eurozone nation of Cyprus was forced to implement capital controls and impose losses on uninsured bank depositors in March 2013, global stock markets remained resilient despite short-term volatility. Moreover, in May 2013, the ECB cut its key rate to a historic low of 0.5%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default. Given the substantial ties between the U.S. and Europe, the improved sentiment about the eurozone helped provide a tailwind for U.S. markets.

Letter to shareholders (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	3

An improved U.S. economy and global monetary easing led to strong stock markets and record-low interest rates.

The relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for much of the reporting period. In contrast to the broader market, dividend-paying stocks—including utilities and telecommunication services stocks—posted modest losses for the period. Part of their relative underperformance can be seen as a giveback to previous outperformance. For much of 2012, for example, investors favored dividend-paying stocks as interest rates remained near historic lows. The Fed’s taper talk caused interest rates to rise, however, putting pressure on income-oriented investments. In addition, as investors became more convinced that the U.S. economic recovery was taking hold, they began to favor stocks with greater exposure to economic growth. The S&P 500 Utilities Index1 ended the reporting period with a 2.6% loss, compared with an 8.3% gain for the S&P 500 Index2.

We employ a diverse array of investment strategies, even as many variables are at work in the market.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

In contrast to the broader market, dividend-paying stocks—including utilities and telecommunication services stocks—posted modest losses for the period.

1.	The S&P 500 Utilities Index is a market-value-weighted index, measuring the performance of all stocks within the utility sector of the S&P 500 Index. You cannot invest directly in an index.

2.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

4	Wells Fargo Advantage Utility and Telecommunications Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Crow Point Partners, LLC

Portfolio manager

Timothy P. O’Brien, CFA

Average annual total returns1 (%) as of September 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EVUAX)	1-4-1994	6.02	7.41	11.78	12.48	8.69	12.45	1.24	1.15
Class B (EVUBX)*	1-4-1994	6.64	7.57	11.87	11.64	7.87	11.87	1.99	1.90
Class C (EVUCX)	9-2-1994	10.69	7.86	11.62	11.69	7.86	11.62	1.99	1.90
Administrator Class (EVUDX)	7-30-2010	–	–	–	12.62	8.82	12.59	1.08	0.96
Institutional Class (EVUYX)	2-28-1994	–	–	–	12.80	8.99	12.77	0.81	0.79
S&P 500 Utilities Index[4]	–	–	–	–	6.99	7.06	9.76	–	–
S&P 500 Index[5]	–	–	–	–	19.34	10.02	7.57	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Funds that concentrate their investments in limited sectors, such as utilities and telecommunications, may be susceptible to financial, economic, or market events affecting those sectors. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to convertible securities risk, foreign investment risk, high-yield securities risk, non-diversification risk, smaller-company securities risk, and subsidiary risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	5

Ten largest equity holdings[6] (%) as of September 30, 2013
ITC Holdings Corporation	5.07
NextEra Energy Incorporated	5.03
Sempra Energy	4.94
Northeast Utilities	4.66
Wisconsin Energy Corporation	4.61
Visa Incorporated Class A	4.32
CMS Energy Corporation	4.30
QR Energy LP	3.27
National Fuel Gas Company	3.02
Kinder Morgan Incorporated	2.90

Industry distribution[7] as of September 30, 2013

1.	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Utility and Telecommunications Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through July 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.14% for Class A, 1.89% for Class B, 1.89% for Class C, 0.95% for Administrator Class, and 0.78% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The S&P 500 Utilities Index is a market-value-weighted index, measuring the performance of all stocks within the utility sector of the S&P 500 Index. You cannot invest directly in an index.

5.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

6.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

7.	Industry distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Utility and Telecommunications Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2013 to September 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2013	Ending account value 9-30-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,018.51	$5.77	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.77	1.14%
Class B
Actual	$1,000.00	$1,014.95	$9.55	1.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.59	$9.55	1.89%
Class C
Actual	$1,000.00	$1,015.22	$9.55	1.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.59	$9.55	1.89%
Administrator Class
Actual	$1,000.00	$1,019.56	$4.81	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%
Institutional Class
Actual	$1,000.00	$1,020.41	$3.95	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.16	$3.95	0.78%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2013 (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	7

Security name	Shares	Value

Common Stocks: 89.52%

Energy: 9.66%

Oil, Gas & Consumable Fuels: 9.66%
EQT Corporation	58,600	$5,198,992
Magnum Hunter Resources Corporation «†	1,400,000	8,638,000
QR Energy LP	800,000	13,024,000
Tallgrass Energy Partners LP	75,000	1,747,500
The Williams Companies Incorporated	270,000	9,817,200

		38,425,692

Financials: 2.37%

Commercial Banks: 0.19%
Customers Bancorp Incorporated †	47,000	756,700

REITs: 2.18%
Strategic Hotel & Resorts Incorporated †	1,000,000	8,680,000

Industrials: 0.09%

Building Products: 0.09%
Ameresco Incorporated Class A †	35,000	350,700

Information Technology: 7.95%

Computers & Peripherals: 0.07%
Mitek Systems Incorporated «†	50,000	259,000

Internet Software & Services: 0.52%
Akamai Technologies Incorporated †	40,000	2,068,000

IT Services: 7.36%
Convergys Corporation	250,000	4,687,500
MasterCard Incorporated Class A	11,000	7,400,580
Visa Incorporated Class A	90,000	17,199,000

		29,287,080

Telecommunication Services: 8.79%

Diversified Telecommunication Services: 5.20%
AT&T Incorporated	150,000	5,073,000
CenturyLink Incorporated	25,000	784,500
Comcast Corporation Class A	225,100	10,163,265
Verizon Communications Incorporated	100,000	4,666,000

		20,686,765

Wireless Telecommunication Services: 3.59%
Shenandoah Telecommunications Company	300,000	7,230,000
Turkcell Iletisim Hizmetleri AS ADR †	200,000	2,950,000
VimpelCom Limited ADR	350,000	4,112,500

		14,292,500

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Utility and Telecommunications Fund	Portfolio of investments—September 30, 2013 (unaudited)

Security name		Shares	Value

Utilities: 60.66%

Electric Utilities: 29.41%
American Electric Power Company Incorporated		175,000	$7,586,250
Exelon Corporation		386,000	11,441,040
FirstEnergy Corporation		250,000	9,112,500
Great Plains Energy Incorporated		300,000	6,660,000
IDACORP Incorporated		75,000	3,630,000
ITC Holdings Corporation		215,000	20,179,900
NextEra Energy Incorporated		250,050	20,044,008
Northeast Utilities		450,000	18,562,500
NV Energy Incorporated		300,000	7,083,000
PPL Corporation		185,604	5,638,650
The Southern Company		100,000	4,118,000
Unitil Corporation		100,000	2,927,000

			116,982,848

Gas Utilities: 3.02%
National Fuel Gas Company		175,000	12,033,000

Multi-Utilities: 26.15%
CenterPoint Energy Incorporated		250,000	5,992,500
CMS Energy Corporation		650,000	17,108,000
Dominion Resources Incorporated		175,000	10,934,000
Kinder Morgan Incorporated		325,000	11,560,250
Northwestern Corporation		102,411	4,600,302
Public Service Enterprise Group Incorporated		200,000	6,586,000
SCANA Corporation		200,000	9,208,000
Sempra Energy		230,000	19,688,000
Wisconsin Energy Corporation		455,000	18,372,900

			104,049,952

Water Utilities: 2.08%
American Water Works Company Incorporated		200,000	8,256,000

Total Common Stocks (Cost $221,744,067)			356,128,237

	Dividend yield
Preferred Stocks: 6.18%

Financials: 1.75%

Capital Markets: 0.51%
BGC Partners Incorporated	8.13%	13,585	347,504
Goldman Sachs Group Incorporated Series I	5.95	50,000	1,124,500
Goldman Sachs Group Incorporated Series J ±	5.50	25,000	561,000

			2,033,004

Commercial Banks: 0.17%
First Republic Bank Series C	5.63	33,000	671,550

Consumer Finance: 0.49%
Capital One Financial Company Series B	6.00	90,000	1,970,100

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2013 (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	9

Security name	Dividend yield		Shares	Value

REITs: 0.58%
PS Business Parks Incorporated Series U	5.75%		25,000	$502,500
Urstadt Biddle Properties Incorporated Series F	7.13		75,000	1,795,500

				2,298,000

Utilities: 4.43%

Electric Utilities: 2.85%
Alabama Power Company	5.63		30,000	699,000
Gulf Power Company	6.45		21,000	2,103,639
NextEra Energy Capital Holding Incorporated Series H	5.63		100,000	2,079,000
NextEra Energy Capital Holding Incorporated Series J	5.00		50,000	947,500
PPL Capital Funding Incorporated	5.90		185,300	3,950,596
SCE Trust I	5.63		75,000	1,541,250

				11,320,985

Multi-Utilities: 1.58%
DTE Energy Company Series Q	5.25		66,731	1,339,291
DTE Energy Company Series Z	6.50		150,000	3,690,000
SCANA Corporation	7.70		47,500	1,253,525

				6,282,816

Total Preferred Stocks (Cost $27,692,465)				24,576,455

		Expiration date
Warrants: 0.62%

Utilities: 0.62%

Independent Power Producers & Energy Traders: 0.00%
China Hydroelectric Corporation †		1-25-2014	30,000	318

Multi-Utilities: 0.62%
Kinder Morgan Incorporated †		2-15-2017	496,000	2,465,120

Total Warrants (Cost $589,300)				2,465,438

	Yield
Short-Term Investments: 5.06%

Investment Companies: 5.06%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08		11,781,995	11,781,995
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)	0.12		8,370,000	8,370,000

Total Short-Term Investments (Cost $20,151,995)				20,151,995

Total investments in securities
(Cost $270,177,827) *	101.38%	403,322,125
Other assets and liabilities, net	(1.38)	(5,498,128)

Total net assets	100.00%	$397,823,997

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Utility and Telecommunications Fund	Portfolio of investments—September 30, 2013 (unaudited)

«	All or a portion of this security is on loan.

†	Non-income-earning security

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $269,857,580 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$139,774,396
Gross unrealized depreciation	(6,309,851)

Net unrealized appreciation	$133,464,545

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—September 30, 2013 (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	11

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$383,170,130
In affiliated securities, at value (see cost below)	20,151,995

Total investments, at value (see cost below)	403,322,125
Foreign currency, at value (see cost below)	63,164
Receivable for investments sold	7,957,375
Receivable for Fund shares sold	235,130
Receivable for dividends	568,189
Receivable for securities lending income	2,986
Prepaid expenses and other assets	48,553

Total assets	412,197,522

Liabilities
Payable for investments purchased	635,858
Payable for Fund shares redeemed	617,354
Payable upon receipt of securities loaned	8,370,000
Due to custodian bank	4,321,600
Advisory fee payable	164,268
Distribution fees payable	43,462
Due to other related parties	98,261
Accrued expenses and other liabilities	122,722

Total liabilities	14,373,525

Total net assets	$397,823,997

NET ASSETS CONSIST OF
Paid-in capital	$317,904,306
Undistributed net investment income	91,504
Accumulated net realized losses on investments	(53,316,510)
Net unrealized gains on investments	133,144,697

Total net assets	$397,823,997

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$312,045,795
Shares outstanding – Class A	19,562,716
Net asset value per share – Class A	$15.95
Maximum offering price per share – Class A2	$16.92
Net assets – Class B	$14,660,376
Shares outstanding – Class B	917,615
Net asset value per share – Class B	$15.98
Net assets – Class C	$56,155,903
Shares outstanding – Class C	3,517,300
Net asset value per share – Class C	$15.97
Net assets – Administrator Class	$6,285,727
Shares outstanding – Administrator Class	393,736
Net asset value per share – Administrator Class	$15.96
Net assets – Institutional Class	$8,676,196
Shares outstanding – Institutional Class	543,196
Net asset value per share – Institutional Class	$15.97

Investments in unaffiliated securities (including securities on loan), at cost	$250,025,832

Investments in affiliated securities, at cost	$20,151,995

Total investments, at cost	$270,177,827

Securities on loan, at value	$8,146,525

Foreign currency, at cost	$62,765

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Utility and Telecommunications Fund	Statement of operations—six months ended September 30, 2013 (unaudited)

Investment income
Dividends*	$7,095,980
Securities lending income, net	24,585
Income from affiliated securities	7,100

Total investment income	7,127,665

Expenses
Advisory fee	1,213,878
Administration fees
Fund level	101,157
Class A	412,682
Class B	20,605
Class C	74,022
Administrator Class	2,952
Institutional Class	3,393
Shareholder servicing fees
Class A	396,808
Class B	19,813
Class C	71,175
Administrator Class	6,841
Distribution fees
Class B	59,438
Class C	213,525
Custody and accounting fees	13,667
Professional fees	25,244
Registration fees	46,300
Shareholder report expenses	33,579
Trustees’ fees and expenses	6,959
Other fees and expenses	8,478

Total expenses	2,730,516
Less: Fee waivers and/or expense reimbursements	(172,065)

Net expenses	2,558,451

Net investment income	4,569,214

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	6,981,301
Written options	(59,681)

Net realized gains on investments	6,921,620

Net change in unrealized gains (losses) on investments	(4,259,217)

Net realized and unrealized gains (losses) on investments	2,662,403

Net increase in net assets resulting from operations	$7,231,617

* Net of foreign dividend withholding taxes in the amount of	$59,232

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Utility and Telecommunications Fund	13

	Six months ended September 30, 2013 (unaudited)		Year ended March 31, 2013

Operations
Net investment income		$4,569,214		$8,939,415
Net realized gains on investments		6,921,620		19,419,833
Net change in unrealized gains (losses) on investments		(4,259,217)		34,990,335

Net increase in net assets resulting from operations		7,231,617		63,349,583

Distributions to shareholders from
Net investment income
Class A		(3,700,687)		(7,455,015)
Class B		(118,625)		(306,851)
Class C		(453,519)		(973,102)
Administrator Class		(77,263)		(139,731)
Institutional Class		(115,943)		(214,899)

Total distributions to shareholders		(4,466,037)		(9,089,598)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,193,688	18,961,986	2,550,504	36,431,000
Class B	8,252	132,388	11,804	167,163
Class C	185,225	2,954,016	234,690	3,412,540
Administrator Class	86,582	1,370,080	199,934	2,880,977
Institutional Class	60,546	967,900	521,060	7,656,183

		24,386,370		50,547,863

Reinvestment of distributions
Class A	220,107	3,425,907	473,622	6,846,820
Class B	6,107	95,141	16,964	245,268
Class C	25,538	397,881	56,846	823,078
Administrator Class	3,727	58,079	7,385	106,897
Institutional Class	7,288	113,608	14,475	209,908

		4,090,616		8,231,971

Payment for shares redeemed
Class A	(1,824,875)	(29,078,663)	(3,967,037)	(57,204,287)
Class B	(183,202)	(2,911,979)	(436,941)	(6,288,281)
Class C	(314,272)	(4,998,014)	(917,314)	(13,229,775)
Administrator Class	(62,418)	(994,075)	(200,035)	(2,880,110)
Institutional Class	(48,693)	(778,178)	(512,797)	(7,352,955)

		(38,760,909)		(86,955,408)

Net decrease in net assets resulting from capital share transactions		(10,283,923)		(28,175,574)

Total increase (decrease) in net assets		(7,518,343)		26,084,411

Net assets
Beginning of period		405,342,340		379,257,929

End of period		$397,823,997		$405,342,340

Undistributed (overdistributed) net investment income		$91,504		$(11,673)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Utility and Telecommunications Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2013 (unaudited)	Year ended March 31			Year ended October 31
CLASS A		2013	2012	2011[1]	2010[2]	2009[2]	2008[2]
Net asset value, beginning of period	$15.85	$13.78	$12.59	$11.73	$10.77	$10.67	$16.69
Net investment income	0.19	0.36	0.28	0.14	0.29	0.48	1.06
Net realized and unrealized gains (losses) on investments	0.10	2.07	1.21	0.87	0.94	0.11	(6.17)

Total from investment operations	0.29	2.43	1.49	1.01	1.23	0.59	(5.11)
Distributions to shareholders from
Net investment income	(0.19)	(0.36)	(0.30)	(0.15)	(0.27)	(0.49)	(0.91)
Net asset value, end of period	$15.95	$15.85	$13.78	$12.59	$11.73	$10.77	$10.67
Total return[3]	1.85%	17.94%	12.01%	8.66%	11.55%	5.77%	(31.70)%
Ratios to average net assets (annualized)
Gross expenses	1.23%	1.23%	1.20%	1.24%	1.16%	1.13%	1.09%
Net expenses	1.14%	1.14%	1.14%	1.14%	1.12%	1.13%	1.07%
Net investment income	2.38%	2.47%	2.11%	2.85%	2.56%	4.66%	7.05%
Supplemental data
Portfolio turnover rate	4%	21%	36%	8%	51%	109%	153%
Net assets, end of period (000s omitted)	$312,046	$316,551	$288,228	$283,716	$281,501	$301,953	$304,608

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Utility and Telecommunications Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Utility and Telecommunications Fund.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Utility and Telecommunications Fund	15

(For a share outstanding throughout each period)

	Six months ended September 30, 2013 (unaudited)	Year ended March 31			Year ended October 31
CLASS B		2013	2012	2011[1]	2010[2]	2009[2]	2008[2]
Net asset value, beginning of period	$15.87	$13.79	$12.59	$11.72	$10.77	$10.67	$16.69
Net investment income	0.13 [3]	0.24 [3]	0.18 [3]	0.10 [3]	0.21 [3]	0.40 [3]	0.89 [3]
Net realized and unrealized gains (losses) on investments	0.10	2.09	1.22	0.87	0.93	0.11	(6.11)

Total from investment operations	0.23	2.33	1.40	0.97	1.14	0.51	(5.22)
Distributions to shareholders from
Net investment income	(0.12)	(0.25)	(0.20)	(0.10)	(0.19)	(0.41)	(0.80)
Net asset value, end of period	$15.98	$15.87	$13.79	$12.59	$11.72	$10.77	$10.67
Total return[4]	1.50%	17.08%	11.21%	8.32%	10.64%	4.97%	(32.18)%
Ratios to average net assets (annualized)
Gross expenses	1.98%	1.97%	1.95%	1.99%	1.91%	1.88%	1.81%
Net expenses	1.89%	1.89%	1.89%	1.89%	1.87%	1.88%	1.81%
Net investment income	1.63%	1.70%	1.35%	2.09%	1.82%	3.92%	6.02%
Supplemental data
Portfolio turnover rate	4%	21%	36%	8%	51%	109%	153%
Net assets, end of period (000s omitted)	$14,660	$17,240	$20,613	$24,461	$27,042	$31,007	$35,106

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Utility and Telecommunications Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Utility and Telecommunications Fund.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Utility and Telecommunications Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2013 (unaudited)	Year ended March 31			Year ended October 31
CLASS C		2013	2012	2011[1]	2010[2]	2009[2]	2008[2]
Net asset value, beginning of period	$15.86	$13.79	$12.59	$11.72	$10.77	$10.67	$16.69
Net investment income	0.13	0.23	0.18 [3]	0.11 [3]	0.21 [3]	0.40	0.95
Net realized and unrealized gains (losses) on investments	0.11	2.09	1.22	0.86	0.93	0.11	(6.17)

Total from investment operations	0.24	2.32	1.40	0.97	1.14	0.51	(5.22)
Distributions to shareholders from
Net investment income	(0.13)	(0.25)	(0.20)	(0.10)	(0.19)	(0.41)	(0.80)
Net asset value, end of period	$15.97	$15.86	$13.79	$12.59	$11.72	$10.77	$10.67
Total return[4]	1.52%	17.03%	11.23%	8.32%	10.62%	5.06%	(32.25)%
Ratios to average net assets (annualized)
Gross expenses	1.98%	1.98%	1.95%	1.99%	1.91%	1.88%	1.82%
Net expenses	1.89%	1.89%	1.89%	1.89%	1.87%	1.88%	1.82%
Net investment income	1.63%	1.71%	1.36%	2.10%	1.83%	3.86%	6.36%
Supplemental data
Portfolio turnover rate	4%	21%	36%	8%	51%	109%	153%
Net assets, end of period (000s omitted)	$56,156	$57,431	$58,555	$60,655	$64,942	$80,526	$74,008

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Utility and Telecommunications Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Utility and Telecommunications Fund.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Utility and Telecommunications Fund	17

(For a share outstanding throughout each period)

	Six months ended September 30, 2013 (unaudited)	Year ended March 31			Year ended October 31, 2010[2]
ADMINISTRATOR CLASS		2013	2012	2011[1]
Net asset value, beginning of period	$15.86	$13.79	$12.59	$11.74	$11.10
Net investment income	0.21	0.39	0.30 [3]	0.12 [3]	0.06
Net realized and unrealized gains (losses) on investments	0.09	2.07	1.23	0.89	0.63

Total from investment operations	0.30	2.46	1.53	1.01	0.69
Distributions to shareholders from
Net investment income	(0.20)	(0.39)	(0.33)	(0.16)	(0.05)
Net asset value, end of period	$15.96	$15.86	$13.79	$12.59	$11.74
Total return[4]	1.96%	18.16%	12.32%	8.70%	6.22%
Ratios to average net assets (annualized)
Gross expenses	1.05%	1.04%	1.01%	1.04%	1.14%
Net expenses	0.95%	0.95%	0.94%	0.95%	0.95%
Net investment income	2.56%	2.66%	2.32%	2.37%	2.23%
Supplemental data
Portfolio turnover rate	4%	21%	36%	8%	51%
Net assets, end of period (000s omitted)	$6,286	$5,803	$4,945	$3,904	$11

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	For the period from July 30, 2010 (commencement of class operations) to October 31, 2010

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Utility and Telecommunications Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2013 (unaudited)	Year ended March 31			Year ended October 31
INSTITUTIONAL CLASS		2013	2012	2011[1]	2010[2]	2009[2]	2008[2]
Net asset value, beginning of period	$15.87	$13.80	$12.61	$11.74	$10.78	$10.69	$16.72
Net investment income	0.22	0.46	0.33	0.16	0.31 [3]	0.51	1.14 [3]
Net realized and unrealized gains (losses) on investments	0.10	2.03	1.21	0.87	0.95	0.09	(6.23)

Total from investment operations	0.32	2.49	1.54	1.03	1.26	0.60	(5.09)
Distributions to shareholders from
Net investment income	(0.22)	(0.42)	(0.35)	(0.16)	(0.30)	(0.51)	(0.94)
Net asset value, end of period	$15.97	$15.87	$13.80	$12.61	$11.74	$10.78	$10.69
Total return[4]	2.04%	18.34%	12.42%	8.85%	11.75%	6.03%	(31.55)%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.80%	0.77%	0.81%	0.86%	0.89%	0.83%
Net expenses	0.78%	0.78%	0.77%	0.78%	0.84%	0.89%	0.83%
Net investment income	2.74%	2.97%	2.50%	3.22%	2.73%	4.88%	7.92%
Supplemental data
Portfolio turnover rate	4%	21%	36%	8%	51%	109%	153%
Net assets, end of period (000s omitted)	$8,676	$8,317	$6,918	$6,909	$7,123	$9,196	$8,927

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Utility and Telecommunications Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Utility and Telecommunications Fund.

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Utility and Telecomunications Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On September 30, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are generally fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

20	Wells Fargo Advantage Utility and Telecommunications Fund	Notes to financial statements (unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Options

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered put or call options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Notes to financial statements (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	21

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of March 31, 2013, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $60,221,398 with $5,453,881 expiring in 2016; and $54,767,517 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

22	Wells Fargo Advantage Utility and Telecommunications Fund	Notes to financial statements (unaudited)

As of September 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$356,128,237	$0	$0	$356,128,237
Preferred stocks	22,472,816	2,103,639	0	24,576,455
Warrants	0	2,465,438	0	2,465,438
Short-term investments
Investment companies	11,781,995	8,370,000	0	20,151,995
	$390,383,048	$12,939,077	$0	$403,322,125

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended September 30, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.60% and declining to 0.45% as the average daily net assets of the Fund increase. For the six months ended September 30, 2013, the advisory fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Crow Point Partners, LLC is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.14% for Class A shares, 1.89% for Class B shares, 1.89% for Class C shares, 0.95% for Administrator Class shares, and 0.78% for Institutional Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended September 30, 2013, Wells Fargo Funds Distributor, LLC received $11,728 from the sale of Class A shares and $742 and $308 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Notes to financial statements (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	23

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2013 were $14,319,826 and $28,945,9991, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended September 30, 2013, the Fund entered into written options for economic hedging purposes.

During the six months ended September 30, 2013, the Fund had written call option activities as follows:

	Number of contracts	Premiums received
Options outstanding at March 31, 2013	0	$0
Options written	1,400	179,218
Options expired	(450)	(48,711)
Options terminated in closing purchase transactions	(650)	(43,535)
Options exercised	(300)	(86,972)
Options outstanding at September 30, 2013	0	$0

As of September 30, 2013, the Fund did not have any open written options but had an average of 195 written option contracts during the six months ended September 30, 2013.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended September 30, 2013, the Fund paid $325 in commitment fees.

For the six months ended September 30, 2013, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in utility and telecommunications companies and, therefore, may be more affected by changes in the utility and telecommunications sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24	Wells Fargo Advantage Utility and Telecommunications Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 131 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

26	Wells Fargo Advantage Utility and Telecommunications Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013. Vice President and Assistant General Counsel of Wells Fargo Bank, N.A. since 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Utility and Telecommunications Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

219801 11-13 SA318/SAR318 09-13

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

The Portfolio of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch President

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch President

Date:	November 25, 2013

By:	/s/ Nancy Wiser
Nancy Wiser Treasurer

Date:	November 25, 2013